Investments in Investees (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Investment in entities accounted for equity method		₪ 5,986	₪ 1,696
Loans		354	401
Investment property		32,847	56,550	₪ 71,404
Associates [member]
Disclosure of joint ventures [line items]
Investment in entities accounted for equity method	[1]	4,749	116
Joint ventures [member]
Disclosure of joint ventures [line items]
Investment in entities accounted for equity method	[2]	₪ 1,237	₪ 1,580

[1]	Includes mainly a loan of 82 million (NIS 340 million) which bears a fixed annual interest rate of 6% and mature on January 2023.
[2]	Includes mainly investments in FCR in the amount of C$1,679 million (NIS 4,643 million) See section E below.